Income Taxes - Reconciliation between Theoretical and Actual income Tax Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	₽ 3,840	₽ 3,107	₽ 6,151
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(370)	(278)	(802)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	12	39	200
Non-deductible expenses	(222)	(269)	(105)
Income tax associated with earnings of foreign subsidiaries	(109)	(95)	(102)
Unrecognized deferred tax assets	(9)	(15)	(68)
Income tax expense for the year	₽ (698)	₽ (618)	₽ (877)